Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Income
Revenue	$ 121,618	$ 224,920	$ 336,906
Costs of revenues	(17,113)	(50,155)	(95,103)
Gross profits	104,505	174,765	241,803
Expenses
Selling, general and administrative	(6,117,625)	(2,426,481)	(713,956)
Total expenses	(6,117,625)	(2,426,481)	(713,956)
Income/(loss) from operations	(6,013,120)	(2,251,716)	(472,153)
Other income
Other income	39,942	2,024	37
Share of loss of an associate	(8,016)	0	0
Gain/(Loss) on change in fair value of convertible note liability	0	260,000	760,000
Total other income/(loss)	31,926	262,024	760,037
Gain/(Loss) before income tax	(5,981,194)	(1,989,692)	287,884
Income tax	0	0	0
Non-controlling interest	12,193	8,907	4,763
Net gain/(loss)	(5,969,001)	(1,980,785)	292,647
Currency exchange gain/(loss)	0	0	0
Comprehensive gain/(loss)	$ (5,969,001)	$ (1,980,785)	$ 292,647
Net Gain/(Loss) per share	$ (0.11)	$ (0.04)	$ 0.01
Net Comprehensive Gain/(Loss) per share	$ (0.11)	$ (0.04)	$ 0.01
Weighted average common shares outstanding	56,880,579	51,852,557	51,063,319